LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Mining interest and plant and equipment, owned and leased, and detail of right-of-use assets
The Company leases many assets including buildings, mining equipment, storage facilities and IT equipment. Information for which the Company is a lessee is presented below.

Right-of-use assets

	Buildings	Mining equipment	Storage facilities	Vehicles	IT equipment	Total
Balance, January 1, 2020	3,068	25,731	352	19	47	29,217
Acquisition of Detour Gold Corporation	316	3,582	9,988	2,375	—	16,261
Additions (net of disposals)	5,806	(17,598)	(291)	199	—	(11,884)
Depreciation charge for the year	(1,269)	(1,053)	(1,195)	(715)	(14)	(4,246)
Foreign currency translation recorded in OCI	441	(197)	368	67	2	681
Balance, December 31, 2020	8,362	10,465	9,222	1,945	35	30,029

	Buildings	Mining equipment	Storage facilities	Vehicles	IT equipment	Total
Balance, January 1, 2019	1,544	29,982	176	22	59	31,783
Additions (net of disposals)	1,938	4,361	371	—	—	6,670
Depreciation charge for the year	(496)	(9,944)	(205)	(4)	(13)	(10,662)
Foreign currency translation recorded in OCI	82	1,332	10	1	1	1,426
Balance, December 31, 2019	3,068	25,731	352	19	47	29,217

Maturity analysis of lease liabilities
Lease liabilities

As at	December 31, 2020	December 31, 2019
Maturity analysis - contractual undiscounted cash flows
Less than one year	7,668	10,485
Later than one year	22,044	5,232
Total undiscounted lease liabilities	29,712	15,717
Lease liabilities included in the statement of financial position	26,171	15,316
Current	6,896	10,176
Non-current	19,275	5,140

Amounts recognized in profit or loss, and the statement of cash flows
Amounts recognized in profit or loss

	Year ended December 31, 2020	Year ended December 31, 2019
Interest on lease liability	2,197	269
Variable lease payments not included in the measurement of lease liabilities	20,654	26,167
Income from sub-leasing right-of-use assets	72	30
Expenses relating to short-term leases	4,610	8,532
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	427	192

Amounts recognized in the statement of cash flows

	Year ended December 31, 2020	Year ended December 31, 2019
Total cash outflow from financing activities	10,216	14,673
Total cash outflow from operating activities	21,781	28,212